Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31
	2024	2025
	US$ thousands

Raw materials and components	23,130	36,281
Products in process	12,494	9,122
Finished products	5,436	7,247
	41,060	52,650